Equity reserves - Schedule of detailed information about stock options (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	2,144
No. exercisable | Share	1,211
Weighted average remaining life (years)	3 years 9 months 18 days	3 years 1 month 6 days
Weighted average exercise price	$ 4.66
2.51 - 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	1,484
No. exercisable | Share	688
Weighted average remaining life (years)	4 years 7 months 6 days
Weighted average exercise price	$ 2.51
Weighted average grant date share price	2.51
2.51 - 5.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	2.51
2.51 - 5.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 5
5.01 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	490
No. exercisable | Share	366
Weighted average remaining life (years)	2 years 3 months 18 days
Weighted average exercise price	$ 6.76
Weighted average grant date share price	6.76
5.01 - 10.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	5.01
5.01 - 10.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 10
15.01 - 19.52[Member]
Disclosure of range of exercise prices of outstanding share options [line items]
No. outstanding | Share	170
No. exercisable | Share	157
Weighted average remaining life (years)	1 year 8 months 12 days
Weighted average exercise price	$ 17.43
Weighted average grant date share price	17.43
15.01 - 19.52[Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	15.01
15.01 - 19.52[Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 19.52